BNY Mellon National Short-Term Municipal Bond Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.5%
Alabama — 5.2%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1(a)	4.00	12/1/2025	5,000,000	5,020,643
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2025	300,000	300,532
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2025	420,000	421,806
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000	453,353
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000	1,055,323
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2025	1,500,000	1,513,837
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	7,360,000	7,692,839
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2027	500,000	521,545
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2028	785,000	829,104
The Southeast Alabama Gas Supply District, Revenue Bonds, Refunding (Project No. 2)	5.00	5/1/2026	750,000	763,907
				18,572,889
Arizona — 3.4%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	4,000,000	4,252,013
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	2,000,000	2,022,814
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A1(a)	5.00	5/15/2026	2,750,000	2,814,868
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. D(a)	5.00	5/15/2026	3,125,000	3,203,604
				12,293,299
Arkansas — .7%
Arkansas Development Finance Authority, Revenue Bonds (Division of Emergency Management Project)	4.00	6/1/2029	1,000,000	1,020,869
Arkansas Development Finance Authority, Revenue Bonds (Washington Reginonal Medical Center)	5.00	2/1/2027	755,000	776,079
Arkansas Development Finance Authority, Revenue Bonds (Washington Reginonal Medical Center)	5.00	2/1/2028	820,000	852,739
				2,649,687
California — .7%
California Pollution Control Financing Authority, Revenue Bonds (Waste Mangement Project) Ser. C	4.25	12/1/2027	1,000,000	1,021,164
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(b)	2.38	11/15/2028	450,000	444,216
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2025	500,000	506,160
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2026	600,000	619,270
				2,590,810
Colorado — 2.3%
Colorado Health Facilities Authority, Revenue Bonds (AdventHealth Obligated Group) Ser. A(a)	5.00	11/15/2029	1,000,000	1,087,923
Colorado Health Facilities Authority, Revenue Bonds, Ser. B(a)	5.00	8/17/2026	2,805,000	2,892,140
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,100,000	1,099,928

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.5% (continued)
Colorado — 2.3% (continued)
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association) Ser. K	3.88	5/1/2050	1,395,000	1,400,657
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	1,680,000	1,650,891
				8,131,539
Connecticut — 1.2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A3(a)	2.95	7/1/2027	2,000,000	1,995,491
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	204,477
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000	600,153
Connecticut Housing Finance Authority, Revenue Bonds, Ser. A1	4.00	11/15/2045	1,640,000	1,648,150
				4,448,271
Delaware — .3%
Delaware Housing Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. B	6.00	1/1/2055	1,050,000	1,157,576
District of Columbia — 1.1%
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Ser. A	5.00	10/1/2026	2,250,000	2,319,191
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,500,000	1,518,800
				3,837,991
Florida — 5.8%
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2028	1,750,000	1,884,776
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2031	1,390,000	1,457,071
Broward County Port Facilities, Revenue Bonds, Ser. B	5.00	9/1/2025	1,875,000	1,895,560
Florida Insurance Assistance Interlocal Agency Inc., Revenue Bonds, Ser. A1	5.00	9/1/2027	2,500,000	2,582,332
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2027	1,465,000	1,537,095
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2028	1,540,000	1,637,925
Hillsborough County Industrial Development Authority, Revenue Bonds (BayCare Obligated Group) Ser. C	5.00	11/15/2029	3,510,000	3,852,434
Orange County Health Facilities Authority, Revenue Bonds (Nemours Foundation) Ser. C1(c)	2.81	1/1/2039	1,900,000	1,900,000
Palm Beach County Housing Finance Authority, Revenue Bonds (Lakeside Commons)(a)	5.00	4/1/2025	4,060,000	4,082,089
				20,829,282
Georgia — .8%
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000	1,004,398
The Burke County Development Authority, Revenue Bonds, Refunding (Vogtle Power Co. Plant)(a)	3.38	3/12/2027	2,000,000	2,011,607
				3,016,005

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.5% (continued)
Hawaii — 1.0%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	2,000,000	2,099,031
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group) Ser. A	5.00	7/1/2027	1,535,000	1,611,006
				3,710,037
Illinois — 6.6%
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2026	3,000,000	3,047,487
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2026	1,025,000	1,044,835
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,050,000	2,132,523
Illinois, GO, Ser. B	5.00	5/1/2027	1,000,000	1,044,395
Illinois, GO, Ser. B	5.00	5/1/2028	1,050,000	1,114,195
Illinois, GO, Ser. C	5.00	5/1/2029	550,000	592,028
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	2,750,000	2,891,385
Illinois Housing Development Authority, Revenue Bonds(a)	4.00	7/1/2025	2,315,000	2,315,654
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2028	1,250,000	1,334,815
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2029	3,000,000	3,149,329
Springfield Electric, Revenue Bonds, Refunding	5.00	3/1/2027	5,200,000	5,223,016
				23,889,662
Indiana — 3.7%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	1,000,000	1,065,532
Indiana Finance Authority, Revenue Bonds, Ser. A(d)	4.00	9/1/2026	2,500,000	2,544,346
Indiana Finance Authority, Revenue Bonds, Ser. D	5.00	8/1/2031	5,000,000	5,170,191
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2029	1,500,000	1,542,441
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. B(a)	0.95	4/1/2026	3,300,000	3,178,409
				13,500,919
Iowa — .2%
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000	575,369
Kentucky — 2.6%
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 130) Ser. B	5.00	11/1/2027	3,750,000	3,986,543
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2026	500,000	510,805
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	550,000	568,511
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,046,367
Rural Water Financing Agency, Revenue Bonds (Public Construction Project) Ser. A	3.90	11/1/2025	3,250,000	3,250,007
				9,362,233
Louisiana — 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds	5.00	8/15/2025	3,150,000	3,188,638
Shreveport, GO(e)	5.00	3/1/2026	275,000	281,023
Shreveport, GO(e)	5.00	3/1/2027	375,000	390,729
Shreveport, GO(e)	5.00	3/1/2028	340,000	359,612
Shreveport, GO(e)	5.00	3/1/2029	310,000	332,373
				4,552,375

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.5% (continued)
Maine — .9%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	1,465,000	1,471,482
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	1,580,000	1,591,713
				3,063,195
Maryland — .8%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B(c)	2.80	4/1/2035	200,000	200,000
Washington Suburban Sanitary Commission, BAN (Insured; County Guaranteed) Ser. B(c)	2.00	6/1/2027	2,600,000	2,600,000
				2,800,000
Massachusetts — 2.7%
Massachusetts, Revenue Bonds (Sustainable Bond) Ser. A	3.68	7/15/2026	10,000,000	9,894,846
Michigan — 1.2%
Michigan Strategic Fund, Revenue Bonds (Consumers Energo Co.)(a)	3.35	10/1/2027	3,000,000	3,000,327
Van Buren Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. III	5.00	5/1/2027	1,190,000	1,245,836
				4,246,163
Minnesota — 1.8%
Mankato Independent School District No. 77, GO, Ser. A	5.00	2/1/2027	1,220,000	1,278,706
Minneapolis, Revenue Bonds (Allina Health System) Ser. A(a)	5.00	11/15/2028	1,215,000	1,295,913
Minnesota Higher Education Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	10/1/2027	3,000,000	3,130,188
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. B	3.50	7/1/2050	795,000	791,761
				6,496,568
Missouri — 3.0%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding	5.00	6/1/2025	650,000	654,775
Jackson County, Revenue Bonds	4.00	12/1/2026	1,345,000	1,356,751
Joplin Schools, GO, Refunding (Insured; Build America Mutual)	5.00	3/1/2028	2,000,000	2,132,894
Kansas Planned Industrial Expansion Authority, Revenue Bonds (The Depot on Old Santa Fe)(a)	5.00	7/1/2027	3,150,000	3,262,467
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,001,737
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,400,000	1,394,222
				10,802,846
Nebraska — 2.6%
Gretna Public Schools, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2030	4,550,000	4,816,393
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.00	9/1/2045	3,090,000	3,035,613
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. E	3.75	9/1/2049	1,515,000	1,505,252
				9,357,258
Nevada — 1.4%
Clark County, GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000	5,195,125
New Hampshire — .7%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds, Refunding, Ser. A(a)	3.30	8/3/2027	2,565,000	2,580,949
New Jersey — 2.0%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Ser. B	5.00	11/1/2029	500,000	544,609

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.5% (continued)
New Jersey — 2.0% (continued)
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding, Ser. A	5.00	11/1/2027	700,000	740,124
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding, Ser. A	5.00	11/1/2028	750,000	805,496
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding, Ser. A	5.00	11/1/2029	1,000,000	1,089,217
Passaic Valley Sewerage Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. J	3.00	12/1/2028	4,090,000	4,066,593
				7,246,039
New York — 6.3%
New York City, GO, Ser. C	5.00	3/1/2027	2,000,000	2,102,720
New York City, GO, Ser. G6(c)	2.60	4/1/2042	1,000,000	1,000,000
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2(a)	0.60	7/1/2025	1,965,000	1,925,492
New York City Housing Development Corp., Revenue Bonds, Ser. E2(a)	3.80	1/3/2028	2,400,000	2,434,325
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. 3A(c)	2.20	6/15/2043	800,000	800,000
New York Mortgage Agency Homeowner Mortgage, Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	1,850,000	1,850,245
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2027	2,285,000	2,438,997
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2029	1,000,000	1,099,729
New York State Housing Finance Agency, Revenue Bonds, Ser. M2	0.75	11/1/2025	270,000	261,168
Triborough Bridge & Tunnel Authority, BAN, Ser. B	5.00	3/15/2027	5,000,000	5,264,795
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B2(a)	5.00	5/15/2026	3,500,000	3,604,639
				22,782,110
North Dakota — .7%
Cass County Joint Water Resource District, Revenue Bonds, Refunding, Ser. A	3.45	4/1/2027	2,500,000	2,503,574
Ohio — 3.1%
Lancaster Port Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	2/1/2025	9,760,000	9,787,227
Ohio Housing Finance Agency, Revenue Bonds, Ser. B	3.25	3/1/2050	1,310,000	1,297,729
				11,084,956
Oklahoma — .6%
Oklahoma County Independent School District No. 89, GO, Ser. A	4.00	7/1/2028	2,000,000	2,084,168
Oregon — 1.4%
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2026	115,000	115,121
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2027	125,000	127,535
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2028	200,000	207,314
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	1,460,000	1,474,140
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	3,000,000	3,035,825
				4,959,935

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.5% (continued)
Pennsylvania — .8%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding, Ser. 20	5.00	3/1/2026	1,660,000	1,698,401
Cumberland County Municipal Authority, Revenue Bonds	5.00	11/1/2028	1,080,000	1,150,453
				2,848,854
Rhode Island — 3.6%
Rhode Island Health and Educational Building Corp., Revenue Bonds, Ser. E	5.00	5/15/2027	600,000	631,393
Rhode Island Health and Educational Building Corp., Revenue Bonds, Refunding	5.00	5/15/2027	9,915,000	9,999,770
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,155,000	1,136,324
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	1,385,000	1,379,146
				13,146,633
South Carolina — 1.1%
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	1,985,000	1,967,073
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	5.00	1/1/2028	355,000	375,526
South Carolina Ports Authority, Revenue Bonds(d)	5.25	7/1/2025	1,445,000	1,459,776
				3,802,375
Tennessee — 1.1%
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	3,920,000	3,981,119
Texas — 21.2%
Alamo Heights Independent School District, GO, Ser. B(a)	3.00	2/1/2026	3,220,000	3,212,383
Boerne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	2/1/2028	4,000,000	4,112,354
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	1,250,000	1,302,818
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2027	1,250,000	1,328,487
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000	2,149,454
Dallas Housing Finance Corp., Revenue Bonds (Rosemont at Ash Creek Apartment) (Insured; Federal Housing Administration)(a)	5.00	12/1/2025	1,750,000	1,778,481
Dallas Waterworks & System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000	2,577,924
Denton County, GO, Refunding	4.00	7/15/2032	3,700,000	3,707,503
Eagle Mountain & Saginaw Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	8/1/2027	1,125,000	1,151,927
El Paso Housing Finance Corp., Revenue Bonds(a)	4.50	3/1/2025	2,000,000	2,003,883
Fort Bend Independent School District, GO, Ser. B(a)	0.72	8/1/2026	1,645,000	1,554,812
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C(a)	5.00	7/1/2029	1,250,000	1,348,467
Housing Options, Revenue Bonds(a)	3.90	2/1/2025	3,150,000	3,150,494
Houston Housing Finance Corp., Revenue Bonds(a)	5.00	8/1/2026	2,500,000	2,550,972
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015(a)	2.00	8/1/2025	2,000,000	1,983,493
Lone Star College System, GO, Refunding	5.00	2/15/2027	3,750,000	3,846,194
McLennan County Junior College District, GO, Refunding	4.00	8/15/2028	2,500,000	2,597,682
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	1,775,000	1,809,414
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	3.45	8/1/2027	4,000,000	4,032,736
Permanent University Fund - University of Texas System, Revenue Bonds, Ser. B	3.50	7/1/2027	9,740,000	9,764,735

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.5% (continued)
Texas — 21.2% (continued)
Prosper Independent School District, GO(a)	3.00	8/15/2025	5,805,000	5,794,671
Rankin Independent School District, GO	5.00	2/15/2028	2,555,000	2,615,956
San Antonio Municipal Facilities Corp., Revenue Bonds(a)	5.00	8/1/2027	2,800,000	2,935,912
San Antonio Texas Electric & Gas Systems, Revenue Bonds(a)	1.75	12/1/2025	2,500,000	2,446,086
San Antonio Water System, Revenue Bonds, Ser. 2013F(a)	1.00	11/1/2026	1,275,000	1,198,073
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000	1,800,035
Texas Independent School District, GO, Refunding	4.00	8/15/2027	1,970,000	2,027,739
Texas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	5.00	8/15/2030	1,625,000	1,752,789
				76,535,474
U.S. Related — .3%
Puerto Rico, Notes	1.00	11/1/2051	1,552,747	991,817
Virginia — .9%
Harrisonburg Redevelopment & Housing Authority, Revenue Bonds(a)	3.57	10/1/2027	2,250,000	2,268,131
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.) Ser. C(a)	3.80	5/28/2027	1,125,000	1,145,722
				3,413,853
Washington — 2.3%
King County Housing Authority, Revenue Bonds	3.00	10/1/2025	150,000	149,476
King County Housing Authority, Revenue Bonds	4.00	10/1/2026	150,000	152,236
Pasco Local Improvement District	5.00	9/1/2025	2,500,000	2,511,952
Port of Seattle	5.00	5/1/2026	5,000,000	5,110,752
Washington Health Care Facilities Authority, Revenue Bonds(b)	5.00	12/1/2025	275,000	279,016
				8,203,432
West Virginia — .3%
West Virginia Higher Education Policy Commission, Revenue Bonds, Refunding (Community & Technical Colleges Capital Improvement)	5.00	7/1/2030	1,000,000	1,047,280
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding(a)	5.00	12/3/2024	3,820,000	3,820,088
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)(a)	5.00	6/24/2026	1,500,000	1,540,244
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group) Ser. B2(a)	5.00	6/24/2026	1,000,000	1,026,829
				6,387,161
Total Investments (cost $359,469,417)			99.5%	358,573,674
Cash and Receivables (Net)			.5%	1,974,525
Net Assets			100.0%	360,548,199

BAN—Bond Anticipation Notes
COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

Statement of Investments (Unaudited) (continued)
(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $723,232 or 0.2% of net assets.

(c)
 The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to statement of investments.

Statement of Investments
BNY Mellon National Short-Term Municipal Bond Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	358,573,674	—	358,573,674

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At November 30, 2024, accumulated net unrealized depreciation on investments was $895,743, consisting of $1,588,908 gross unrealized appreciation and $2,484,651 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.